VIA EDGAR

November 12, 2010

Division of Investment Management

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re: Variable Annuity Account Seven ("Registrant")

SunAmerica Annuity and Life Assurance Company ("Depositor")

Polaris II A-Class, Polaris II Asset Manager and Polaris II A-Class Platinum Series Variable Annuities

File No. 333-65965 and 811-09003

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information as supplemented that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in Post-Effective Amendment No. 38 and Amendment No. 40 filed on Form N-4 with the Securities and Exchange Commission on November 10, 2010, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6259.

Very truly yours,

/s/ HELENA LEE

________________

Helena Lee

Counsel